Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 04, 2020
Entity Registrant Name	FPA FUNDS TRUST
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 04, 2020
Document Effective Date	Sep. 04, 2020
Prospectus Date	Apr. 30, 2020
FPA Crescent Fund | Institutional Class
Prospectus:
Trading Symbol	FPACX